Schedule of information about movement of quality assurance receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Beginning balance	¥ 426,949	¥ 529,392	¥ 374,304
Provision for credit losses	455,466	378,695	354,366
Write-offs	(300,940)	(481,138)	(199,278)
Ending balance	¥ 581,475	¥ 426,949	¥ 529,392